Schedule of Investments (unaudited) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,607
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	200	205,726
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)(b)	25	25,445

		256,778

Aerospace & Defense — 1.5%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	100	105,822
5.90%, 02/01/27	100	109,988
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	26,168
Boeing Co. (The)
2.70%, 05/01/22	45	45,386
2.80%, 03/01/23 (Call 02/01/23)	300	303,087
3.10%, 05/01/26 (Call 03/01/26)	280	287,137
Bombardier Inc.
6.13%, 01/15/23(a)(b)	50	50,820
7.88%, 04/15/27 (Call 04/15/22)(a)	50	50,590
8.75%, 12/01/21(a)	50	54,723
L3Harris Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)(a)	200	206,008
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	125	128,331
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	100	104,984
6.50%, 05/15/25 (Call 05/15/20)	150	154,032
7.50%, 03/15/27 (Call 03/15/22)(a)	50	52,711
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	265	285,418

		1,965,205

Agriculture — 1.1%
Altria Group Inc.
2.85%, 08/09/22	500	503,495
3.80%, 02/14/24 (Call 01/14/24)	105	109,280
BAT Capital Corp., 2.30%, 08/14/20	190	189,570
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	69,138
2.75%, 02/25/26 (Call 11/25/25)	100	100,728
2.88%, 05/01/24 (Call 04/01/24)	300	304,200
Reynolds American Inc., 4.00%, 06/12/22	100	103,565
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	70	66,415

		1,446,391

Airlines — 0.5%
Delta Air Lines Inc.
2.60%, 12/04/20	245	244,554
3.40%, 04/19/21	325	328,783
United Airlines Holdings Inc., 5.00%, 02/01/24	50	52,423

		625,760

Auto Manufacturers — 2.8%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)(a)	50	51,068
5.88%, 06/01/29 (Call 06/01/24)(a)	70	74,367
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	250	252,220
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	199,566
3.34%, 03/28/22 (Call 02/28/22)	600	600,210
3.66%, 09/08/24	200	197,530
General Motors Financial Co. Inc.
2.45%, 11/06/20	200	199,294
3.15%, 06/30/22 (Call 05/30/22)	300	302,676

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 07/06/21 (Call 06/06/21)	$55	$55,405
3.25%, 01/05/23 (Call 12/05/22)	350	352,604
3.45%, 04/10/22 (Call 02/10/22)	100	101,212
3.55%, 07/08/22	200	203,162
4.00%, 01/15/25 (Call 10/15/24)	100	101,761
4.15%, 06/19/23 (Call 05/19/23)	80	82,698
4.20%, 03/01/21 (Call 02/01/21)	200	204,234
4.20%, 11/06/21	140	144,068
5.10%, 01/17/24 (Call 12/17/23)	100	107,046
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	50	43,997
Toyota Motor Corp., 2.76%, 07/02/29	40	40,356
Toyota Motor Credit Corp., 2.65%, 04/12/22	300	303,039

		3,616,513

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	50	50,803
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	65	67,336
8.50%, 05/15/27 (Call 05/15/22)(a)	10	10,153
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	50	38,749

		167,041

Banks — 18.9%
Bank of America Corp.
2.82%, 07/21/23 (Call 07/21/22)(c)	450	453,735
2.88%, 04/24/23 (Call 04/24/22)(c)	200	201,736
3.00%, 12/20/23 (Call 12/20/22)(c)	1,306	1,324,219
3.12%, 01/20/23 (Call 01/20/22)(c)	300	304,281
3.30%, 01/11/23	600	616,206
3.56%, 04/23/27 (Call 04/23/26)(c)	100	104,319
3.97%, 02/07/30 (Call 02/07/29)(c)	100	107,188
4.25%, 10/22/26	100	106,744
Bank of Montreal
2.90%, 03/26/22	200	202,634
3.10%, 07/13/20	400	403,372
Bank of Nova Scotia (The), 2.45%, 03/22/21	100	100,241
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	200,114
BB&T Corp., 3.05%, 06/20/22 (Call 05/20/22)	200	203,596
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)	250	253,877
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	400	402,504
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	250	249,883
2.65%, 08/08/22 (Call 07/08/22)	250	250,680
CIT Group Inc., 5.00%, 08/15/22	100	106,053
Citibank N.A., 2.84%, 05/20/22 (Call 05/20/21)(c)	250	251,582
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	200	201,498
2.88%, 07/24/23 (Call 07/24/22)(c)	400	403,392
2.90%, 12/08/21 (Call 11/08/21)	900	910,566
3.35%, 04/24/25 (Call 04/24/24)(c)	265	272,375
3.89%, 01/10/28 (Call 01/10/27)(c)	100	105,619
3.98%, 03/20/30 (Call 03/20/29)(c)	200	213,542
4.50%, 01/14/22	372	389,614
4.60%, 03/09/26	50	53,986
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	252,240
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	250	253,482
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	185,962
Goldman Sachs Group Inc. (The)
2.75%, 09/15/20 (Call 08/15/20)	130	130,449
3.20%, 02/23/23 (Call 01/23/23)	200	203,946

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24)(c)	$200	$204,288
3.50%, 01/23/25 (Call 10/23/24)	300	309,852
3.63%, 02/20/24 (Call 01/20/24)	100	103,866
3.75%, 02/25/26 (Call 11/25/25)	354	370,486
3.85%, 01/26/27 (Call 01/26/26)	400	419,272
5.25%, 07/27/21	700	736,771
HSBC Holdings PLC
2.65%, 01/05/22	700	700,812
3.80%, 03/11/25 (Call 03/11/24)(c)	400	413,388
3.95%, 05/18/24 (Call 05/18/23)(c)	200	208,374
4.25%, 03/14/24	400	418,748
4.29%, 09/12/26 (Call 09/12/25)(c)	200	212,236
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)	800	802,136
2.78%, 04/25/23 (Call 04/25/22)(c)	203	204,295
2.95%, 10/01/26 (Call 07/01/26)	200	202,532
2.97%, 01/15/23 (Call 01/15/22)	300	303,672
3.13%, 01/23/25 (Call 10/23/24)	500	512,055
3.22%, 03/01/25 (Call 03/01/24)(c)	200	205,266
3.70%, 05/06/30 (Call 05/06/29)(c)	100	105,715
3.78%, 02/01/28 (Call 02/01/27)(c)	100	106,019
3.88%, 09/10/24	100	105,100
4.02%, 12/05/24 (Call 12/05/23)(c)	300	317,298
4.20%, 07/23/29 (Call 07/23/28)(c)	70	76,616
4.63%, 05/10/21	100	103,848
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)	200	198,876
4.45%, 05/08/25	200	211,740
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	198,528
3.00%, 02/22/22	50	50,578
3.54%, 07/26/21	45	45,871
3.76%, 07/26/23	400	417,224
Mizuho Financial Group Inc., 2.95%, 02/28/22	200	201,712
Morgan Stanley
2.63%, 11/17/21	100	100,403
2.75%, 05/19/22	300	302,091
3.13%, 07/27/26	185	187,866
3.88%, 01/27/26	400	423,832
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	254,530
National Australia Bank Ltd./New York, 2.88%, 04/12/23	250	254,275
Royal Bank of Canada, 2.80%, 04/29/22	300	303,369
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	200	203,596
Santander UK PLC, 3.75%, 11/15/21	200	205,090
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	400	399,824
Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	400	399,704
SunTrust Bank/Atlanta GA
2.59%, 01/29/21 (Call 01/29/20)(c)	400	400,252
2.80%, 05/17/22 (Call 04/17/22)	200	202,128
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	247,318
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	253,942
Toronto-Dominion Bank (The), 2.65%, 06/12/24	200	201,658
Wells Fargo & Co.
2.50%, 03/04/21	400	400,496
2.63%, 07/22/22	500	502,745
3.00%, 01/22/21(b)	100	100,894
3.75%, 01/24/24 (Call 12/24/23)	100	104,838
4.48%, 01/16/24	100	106,879

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank N.A.
2.60%, 01/15/21	$300	$301,146
2.90%, 05/27/22 (Call 05/27/21)(c)	300	302,433
Westpac Banking Corp.
2.15%, 03/06/20	200	199,798
2.80%, 01/11/22	200	202,430
3.30%, 02/26/24	300	311,415

		24,759,761

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	50	56,929
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)	105	110,107
4.42%, 05/25/25 (Call 03/25/25)	75	80,599
4.60%, 05/25/28 (Call 02/25/28)	100	109,739

		357,374

Biotechnology — 0.2%
Baxalta Inc., 2.88%, 06/23/20 (Call 08/09/19)	14	14,070
Biogen Inc., 2.90%, 09/15/20	30	30,149
Celgene Corp.
2.88%, 08/15/20	200	200,762
3.45%, 11/15/27 (Call 08/15/27)	31	32,201

		277,182

Building Materials — 0.2%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)	22	22,823
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)(b)	50	51,078
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,526
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	15	15,156
Standard Industries Inc./NJ, 5.38%, 11/15/24 (Call 11/15/19)(a)	100	102,639
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/16/19)	15	15,235

		247,457

Chemicals — 1.0%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	95	97,528
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	22,087
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/19)(a)	100	104,615
DuPont de Nemours Inc., 3.77%, 11/15/20	95	96,597
International Flavors & Fragrances Inc., 3.40%, 09/25/20	150	151,336
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)(b)	50	50,317
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	500	507,450
6.13%, 10/15/19	100	100,689
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	64,910
2.75%, 06/01/22 (Call 05/01/22)	25	25,166
3.13%, 06/01/24 (Call 04/01/24)	50	50,932
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	40	40,298

		1,311,925

Commercial Services — 2.0%
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	50	49,119
7.63%, 06/01/22 (Call 09/03/19)(a)	50	51,913
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	130	133,797
4.00%, 03/01/26 (Call 12/01/25)(a)	150	156,201
4.13%, 08/01/23 (Call 07/01/23)	56	58,386

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.75%, 02/15/25 (Call 11/15/24)(a)	$25	$26,842
4.75%, 08/01/28 (Call 05/01/28)	45	49,704
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 09/03/19)(a)	100	103,585
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	31	31,196
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	15	16,142
8.25%, 11/15/26 (Call 11/15/21)(a)	70	77,526
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	25,476
4.40%, 02/15/26 (Call 11/15/25)	400	442,112
Service Corp. International/U.S.
5.13%, 06/01/29 (Call 06/01/24)	15	15,828
5.38%, 05/15/24 (Call 09/03/19)(b)	135	138,735
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	100	103,559
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	51,731
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	325	330,525
4.80%, 04/01/26 (Call 01/01/26)	300	330,903
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	80	81,242
4.88%, 01/15/28 (Call 01/15/23)(b)	100	101,809
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	200	213,704
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,995

		2,606,030

Computers — 2.1%
Apple Inc., 3.00%, 02/09/24 (Call 12/09/23)	60	61,901
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	100	103,103
4.42%, 06/15/21 (Call 05/15/21)(a)	200	205,602
4.90%, 10/01/26 (Call 08/01/26)(a)	250	261,390
6.02%, 06/15/26 (Call 03/15/26)(a)	275	303,575
7.13%, 06/15/24 (Call 08/16/19)(a)(b)	100	105,750
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	100	81,872
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	1,000	1,011,530
International Business Machines Corp.
2.85%, 05/13/22	350	354,491
3.00%, 05/15/24	200	204,572
3.50%, 05/15/29	100	104,822

		2,798,608

Cosmetics & Personal Care — 0.1%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	100	96,251

Distribution & Wholesale — 0.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	84	86,631

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	200	205,250
5.00%, 10/01/21	150	157,183
Ally Financial Inc., 8.00%, 11/01/31(b)	100	133,705
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	150,474
2.75%, 05/20/22 (Call 04/20/22)	200	201,772
3.70%, 11/05/21 (Call 10/05/21)	300	308,850

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	$230	$229,853
2.50%, 05/12/20 (Call 04/12/20)	85	85,040
3.45%, 04/30/21 (Call 03/30/21)	106	107,555
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	75	80,976
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200	199,078
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	50	49,654
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	235	250,442
3.75%, 09/21/28 (Call 06/21/28)	80	86,436
4.00%, 10/15/23	150	159,079
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	45	46,184
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	785	812,726
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	107,126
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 09/03/19)	100	99,895
6.50%, 06/01/22 (Call 09/03/19)	50	50,146
Navient Corp.
5.00%, 10/26/20	100	102,143
6.13%, 03/25/24(b)	50	52,543
6.75%, 06/15/26(b)	100	104,169
ORIX Corp., 2.90%, 07/18/22	55	55,734
Springleaf Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	80	86,784
6.63%, 01/15/28 (Call 07/15/27)	10	10,848
6.88%, 03/15/25	55	61,482
7.13%, 03/15/26(b)	80	89,800
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	650	650,091
2.85%, 07/25/22 (Call 06/25/22)	200	200,056
3.95%, 12/01/27 (Call 09/01/27)	120	121,492
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	355	360,265
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	393	410,151
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 09/03/19)(a)	45	46,552

		5,873,534

Electric — 3.4%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)(b)	47	48,802
6.00%, 05/15/26 (Call 05/15/21)	100	106,634
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	200	205,778
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	100,884
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	250	262,857
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	52,052
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	160	161,805
5.75%, 01/15/25 (Call 10/15/19)(b)	50	49,794
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	200	200,082
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	200	198,650
Dominion Energy Inc.
2.58%, 07/01/20	30	30,026
Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	99,562
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	200	204,792
Duke Energy Corp., 3.55%, 09/15/21 (Call 06/15/21)	100	101,925

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 5.40%, 11/01/24	$200	$228,302
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	250	263,000
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	103,543
Exelon Generation Co. LLC, 2.95%, 01/15/20 (Call 12/15/19)	100	100,169
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	36,632
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	200	216,378
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	141	147,707
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	25	25,362
4.25%, 09/15/24 (Call 07/15/24)(a)	35	35,397
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	150	160,083
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	50	50,053
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	151,120
4.15%, 09/15/21 (Call 06/15/21)	300	308,097
Public Service Electric & Gas Co., 2.00%, 08/15/19	150	149,973
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	100	101,259
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	49,081
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	195	196,269
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	159,492
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	14,826
10.50%, 01/15/26 (Call 01/15/22)(a)	50	46,837
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	110	111,337
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	20,500

		4,499,060

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)(b)	5	5,211

Electronics — 0.3%
ADT Security Corp. (The), 5.25%, 03/15/20	100	101,565
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	250	252,950
Amphenol Corp., 2.20%, 04/01/20	60	59,862
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(b)	40	40,205

		454,582

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)(b)	100	101,434

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	100	104,754
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	25	21,874

		126,628

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	100,083
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	15	15,492
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	100,301
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)(b)	15	16,216

Security	Par (000)	Value

Entertainment (continued)
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	$100	$102,486
10.00%, 12/01/22 (Call 09/03/19)	41	42,806
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,329

		403,713

Environmental Control — 0.0%
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	35	35,982

Food — 1.5%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 7.50%, 03/15/26 (Call 03/15/22)(a)	5	5,502
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 09/03/19)(a)	35	35,963
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	100,170
6.50%, 04/15/29 (Call 04/15/24)(a)	10	10,736
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)(b)	100	103,884
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	235	236,292
3.15%, 08/15/24 (Call 06/15/24)	450	460,071
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	250	260,435
3.63%, 02/13/26 (Call 12/13/25)	260	272,722
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	105,038
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	225	234,194
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	50	51,603
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	45	41,265

		1,917,875

Food Service — 0.0%
Aramark Services Inc., 5.13%, 01/15/24 (Call 09/03/19)	35	35,943

Forest Products & Paper — 0.1%
Cascades Inc., 5.50%, 07/15/22 (Call 09/03/19)(a)	49	49,493
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	46,297
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	79	83,061

		178,851

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	45	47,745
5.75%, 05/20/27 (Call 02/20/27)	25	26,268
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	77	76,897
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	290	300,837

		451,747

Hand & Machine Tools — 0.0%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	60	63,640

Health Care – Products — 1.3%
Abbott Laboratories, 2.55%, 03/15/22	90	90,594
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)(b)	100	106,937
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	300	299,049
Becton Dickinson and Co.
2.40%, 06/05/20	75	74,905
2.89%, 06/06/22 (Call 05/06/22)	105	105,905
Boston Scientific Corp., 3.38%, 05/15/22	150	153,691
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 09/03/19)(a)	85	87,632
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(a)	50	48,720

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	$103	$107,140
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	50	51,880
4.88%, 06/01/26 (Call 06/01/21)	100	103,981
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	300	306,882
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	230	230,255

		1,767,571

Health Care – Services — 3.1%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	500	506,345
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,278
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,717
5.38%, 06/01/26 (Call 06/01/21)(a)	90	94,991
5.63%, 02/15/21 (Call 09/03/19)	30	30,446
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	250	239,640
8.00%, 03/15/26 (Call 03/15/22)(a)	75	72,238
DaVita Inc., 5.13%, 07/15/24 (Call 08/16/19)(b)	125	125,495
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	155	164,697
5.00%, 03/15/24	330	358,700
5.38%, 02/01/25	50	54,414
5.38%, 09/01/26 (Call 03/01/26)	70	75,855
5.50%, 06/15/47 (Call 12/15/46)	50	54,077
5.63%, 09/01/28 (Call 03/01/28)	20	22,069
5.88%, 02/15/26 (Call 08/15/25)	200	222,542
Humana Inc.
2.50%, 12/15/20	125	124,869
2.63%, 10/01/19	50	50,002
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	100	100,064
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 09/03/19)(a)	50	48,525
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	145	144,959
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	50	50,898
6.00%, 10/01/20	50	51,626
6.75%, 06/15/23(b)	150	154,114
UnitedHealth Group Inc.
2.38%, 10/15/22	500	501,315
3.10%, 03/15/26	125	128,931
3.50%, 06/15/23	500	521,665
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	80	83,110
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,942

		4,070,524

Holding Companies – Diversified — 0.6%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	500	499,905
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 09/03/19)	125	128,644
6.38%, 12/15/25 (Call 12/15/20)	200	209,642

		838,191

Home Builders — 0.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)(b)	50	45,983
Brookfield Residential Properties Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)	100	101,683

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	$50	$51,272
4.50%, 04/30/24 (Call 01/31/24)(b)	50	52,147
4.75%, 11/29/27 (Call 05/29/27)	100	105,166
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	105,559
5.50%, 03/01/26 (Call 12/01/25)	100	108,108
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 09/03/19)(a)(b)	45	46,291
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	100	103,644
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	50	50,541
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	98,697

		869,091

Insurance — 2.1%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	50	53,427
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	30,379
4.13%, 02/15/24	300	318,777
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	100	105,053
4.50%, 12/15/28 (Call 09/15/28)	100	110,835
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	100	100,477
Chubb INA Holdings Inc., 3.35%, 05/15/24	75	78,467
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	25	26,887
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	50	52,443
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	50	50,852
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	100	104,414
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	200	199,886
3.30%, 03/14/23 (Call 01/14/23)	200	205,306
3.75%, 03/14/26 (Call 12/14/25)	1,000	1,059,830
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	25	25,843
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	40	40,254
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	100	108,402
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,922

		2,776,454

Internet — 1.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	400	407,900
3.60%, 11/28/24 (Call 08/28/24)	700	727,510
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	144	147,855
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)	40	41,957
5.63%, 02/15/29 (Call 02/15/24)(a)	55	58,713
Netflix Inc., 4.88%, 04/15/28	100	103,242
VeriSign Inc.
4.63%, 05/01/23 (Call 09/03/19)	100	101,279
4.75%, 07/15/27 (Call 07/15/22)	100	105,194
5.25%, 04/01/25 (Call 01/01/25)	50	54,346
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)(b)	55	56,484

		1,804,480

Iron & Steel — 0.6%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	161,651

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)(b)	$60	$64,001
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	100	102,563
5.75%, 03/01/25 (Call 03/01/20)	20	20,327
5.88%, 06/01/27 (Call 06/01/22)(a)	100	100,397
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	100	102,957
Vale Overseas Ltd., 6.25%, 08/10/26	200	227,202

		779,098

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	65	65,082

Lodging — 0.7%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	41,894
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)(a)	100	102,753
5.13%, 05/01/26 (Call 05/01/21)	25	25,980
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	50	53,472
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(b)	100	102,522
4.88%, 04/01/27 (Call 04/01/22)	50	51,890
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	145	145,768
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	35,781
6.63%, 12/15/21	100	108,429
7.75%, 03/15/22	100	111,894
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	65	67,945
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	100	102,534

		950,862

Machinery — 0.8%
Caterpillar Financial Services Corp.
3.45%, 05/15/23	200	207,910
Series I, 2.65%, 05/17/21	230	231,603
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	35	32,550
John Deere Capital Corp.
2.30%, 06/07/21	235	235,106
2.60%, 03/07/24	250	252,047
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,711
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	37,148

		1,012,075

Manufacturing — 0.2%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	100	98,439
General Electric Co., 4.38%, 09/16/20	200	203,940

		302,379

Media — 2.9%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)(b)	200	209,080
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	100	101,760
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	150	153,945
5.13%, 05/01/27 (Call 05/01/22)(a)	200	206,246
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	50	51,815

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	$845	$852,259
4.50%, 02/01/24 (Call 01/01/24)	400	424,112
4.91%, 07/23/25 (Call 04/23/25)	150	162,133
Comcast Corp.
3.70%, 04/15/24 (Call 03/15/24)	150	158,590
3.95%, 10/15/25 (Call 08/15/25)	70	75,334
4.15%, 10/15/28 (Call 07/15/28)	200	220,396
CSC Holdings LLC, 5.25%, 06/01/24	200	209,190
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	100	102,283
DISH DBS Corp.
5.00%, 03/15/23	50	48,106
5.88%, 11/15/24(b)	100	93,128
6.75%, 06/01/21	100	104,243
7.75%, 07/01/26(b)	50	48,994
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(a)	100	105,901
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14	14,564
7.00%, 05/15/27 (Call 05/15/22)(a)	135	147,617
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	50	52,314
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	150	152,977
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	51,067
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)(b)	50	48,820

		3,794,874

Mining — 0.3%
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	46,373
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(a)	50	51,788
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	50	52,010
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	200	213,652

		363,823

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25 (Call 03/01/20)(b)	100	104,413

Oil & Gas — 1.9%
Antero Resources Corp., 5.13%, 12/01/22 (Call 09/03/19)(b)	100	95,253
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)	600	633,558
California Resources Corp., 8.00%, 12/15/22 (Call 09/03/19)(a)(b)	100	69,928
Chesapeake Energy Corp.
8.00%, 01/15/25 (Call 01/15/20)(b)	50	42,307
8.00%, 03/15/26 (Call 03/15/22)(a)	100	81,444
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	50	37,375
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	40	27,678
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	50	52,512
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	50	38,362
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	45	43,678
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	20	19,074
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	29,659
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/20)(a)	50	49,959
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	25	22,248
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/15/20)	50	51,244
Nabors Industries Inc., 5.50%, 01/15/23 (Call 11/15/22)(b)	100	93,691

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(a)(b)	$50	$42,832
Oasis Petroleum Inc., 6.25%, 05/01/26 (Call 05/01/21)(a)	30	28,399
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	25,833
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)(b)	50	50,276
Shell International Finance BV
3.50%, 11/13/23 (Call 10/13/23)	300	314,814
3.88%, 11/13/28 (Call 08/13/28)	85	93,287
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)	10	8,721
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)	100	87,543
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	100	101,821
5.50%, 02/15/26 (Call 02/15/21)	100	103,654
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	107	109,236
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	47,029
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	50	36,541
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	70	67,308
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(b)	25	23,563

		2,528,827

Oil & Gas Services — 0.2%
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	50	41,181
SESI LLC
7.13%, 12/15/21 (Call 09/03/19)(b)	25	18,046
7.75%, 09/15/24 (Call 09/15/20)	50	29,893
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	55	57,300
6.88%, 09/01/27 (Call 09/01/22)(a)	50	52,044

		198,464

Packaging & Containers — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 7.25%, 05/15/24 (Call 08/14/19)(a)	200	211,072
Ball Corp.
4.00%, 11/15/23	150	156,120
5.25%, 07/01/25	50	54,433
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	25	25,051
4.88%, 07/15/26 (Call 07/15/22)(a)	100	104,059
5.63%, 07/15/27 (Call 07/15/22)(a)	15	15,792
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	30	31,369
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)(b)	75	74,976
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 02/15/21 (Call 09/03/19)(b)	52	52,124
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	50	54,578
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	206,148

		985,722

Pharmaceuticals — 2.1%
AbbVie Inc., 2.30%, 05/14/21 (Call 04/14/21)	55	54,888
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	200	207,788
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)(b)	100	110,273
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	130	135,266
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	150	154,087
7.00%, 03/15/24 (Call 03/15/20)(a)	100	105,514

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
3.35%, 03/09/21	$160	$162,072
4.13%, 05/15/21 (Call 02/15/21)	200	204,554
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/20)(a)	200	176,500
Express Scripts Holding Co., 3.30%, 02/25/21 (Call 01/25/21)	25	25,278
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	25	14,413
5.75%, 08/01/22 (Call 09/03/19)(a)(b)	50	37,636
Mead Johnson Nutrition Co., 3.00%, 11/15/20	55	55,349
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	176	181,715
3.40%, 05/06/24	189	198,618
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	200	199,814
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	325	329,228
3.45%, 11/13/20 (Call 10/13/20)	330	333,854
3.90%, 08/20/28 (Call 05/20/28)	115	123,373

		2,810,220

Pipelines — 2.9%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	110,131
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)(b)	175	181,468
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	100	101,384
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	84,988
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	40	40,446
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	100	101,518
5.50%, 06/01/27 (Call 03/01/27)	50	56,036
Enterprise Products Operating LLC, 5.25%, 01/31/20	200	202,692
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 08/01/22 (Call 09/03/19)	50	50,843
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	100	100,108
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)	50	51,616
7.50%, 04/15/26 (Call 04/15/22)(a)	45	46,703
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	50	51,664
6.00%, 06/01/26 (Call 03/01/26)	30	31,490
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	100	103,976
4.25%, 02/01/22 (Call 11/01/21)	400	413,944
4.55%, 07/15/28 (Call 04/15/28)	200	215,384
7.50%, 09/01/23 (Call 06/01/23)	100	116,720
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 09/03/19)	35	35,952
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	200	209,102
5.63%, 02/01/21 (Call 11/01/20)	200	207,168
5.63%, 03/01/25 (Call 12/01/24)	350	388,682
5.75%, 05/15/24 (Call 02/15/24)	400	443,892
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 09/03/19)(b)	150	150,307
5.88%, 04/15/26 (Call 04/15/21)	35	36,998

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	$250	$256,065

		3,789,277

Real Estate — 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	50	49,953
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	65	67,018
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/03/19)	50	51,119
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	25	21,617

		189,707

Real Estate Investment Trusts — 4.7%
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	200	202,280
American Tower Corp.
2.25%, 01/15/22	300	298,365
2.80%, 06/01/20 (Call 05/01/20)	100	100,214
3.00%, 06/15/23	410	416,162
3.55%, 07/15/27 (Call 04/15/27)	394	404,465
4.00%, 06/01/25 (Call 03/01/25)	100	106,159
5.90%, 11/01/21	250	268,470
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	100	104,295
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	100	95,233
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	395	402,544
3.40%, 02/15/21 (Call 01/15/21)	100	101,155
4.88%, 04/15/22	100	105,928
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	100	102,950
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	200	203,684
5.25%, 06/01/25 (Call 03/01/25)	215	232,684
5.38%, 11/01/23 (Call 08/01/23)	100	107,743
5.38%, 04/15/26 (Call 01/15/26)	188	204,486
5.75%, 06/01/28 (Call 03/03/28)	150	167,727
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	94,315
4.50%, 06/15/23 (Call 12/15/22)	500	515,440
5.00%, 08/15/22 (Call 02/15/22)	200	208,492
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	100	99,750
5.25%, 03/15/28 (Call 12/27/22)(a)	25	25,248
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)(b)	50	53,498
5.75%, 02/01/27 (Call 11/01/26)(a)	80	86,321
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	191,701
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	52,261
4.95%, 04/01/24 (Call 01/01/24)	504	533,761
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/03/19)(b)	100	102,946
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	100,188
4.38%, 03/01/21 (Call 12/01/20)	150	154,041
Ventas Realty LP, 2.65%, 01/15/25 (Call 12/15/24)	130	129,054

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	$150	$159,250

		6,130,810

Retail — 1.4%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	185	189,233
5.00%, 10/15/25 (Call 10/15/20)(a)	150	153,243
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	25	24,771
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	145	151,051
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	100	103,146
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(a)(b)	100	103,065
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	50	51,224
5.00%, 06/01/24 (Call 09/03/19)(a)(b)	100	103,166
5.25%, 06/01/26 (Call 06/01/21)(a)	100	103,927
L Brands Inc.
6.88%, 11/01/35(b)	50	44,588
7.50%, 06/15/29 (Call 06/15/24)	50	50,192
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	100	104,291
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)	35	33,901
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	84	83,178
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	100	99,426
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	50	51,125
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	250	262,782
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/03/19)	100	101,895
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	15,766

		1,829,970

Semiconductors — 2.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	50	52,114
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	160	160,163
2.95%, 01/12/21	370	372,512
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	100	99,188
3.00%, 01/15/22 (Call 12/15/21)	860	862,528
3.88%, 01/15/27 (Call 10/15/26)	300	292,512
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	200	200,478
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	30	31,674
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	300	303,630
4.64%, 02/06/24 (Call 01/06/24)	100	105,489
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(a)	55	57,061
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)	30	31,664
QUALCOMM Inc., 3.00%, 05/20/22	285	289,375

		2,858,388

Software — 2.1%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	25	24,872
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	30	30,116
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	214	222,410
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	80	80,684
CDK Global Inc.
5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,366
5.88%, 06/15/26 (Call 06/15/21)	20	21,286

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	$100	$104,119
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,527
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	250	249,012
3.63%, 10/15/20 (Call 09/15/20)	200	202,502
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	70	71,537
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	77	81,246
MSCI Inc.
5.38%, 05/15/27 (Call 05/15/22)(a)	75	79,675
5.75%, 08/15/25 (Call 08/15/20)(a)	100	104,998
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	105,499
Open Text Corp., 5.63%, 01/15/23 (Call 09/03/19)(a)	150	153,541
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	50	45,730
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 09/03/19)(a)	50	29,861
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 09/03/19)(a)	50	53,607
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	55	57,209
VMware Inc.
2.30%, 08/21/20	280	279,264
2.95%, 08/21/22 (Call 07/21/22)	575	579,508
3.90%, 08/21/27 (Call 05/21/27)	200	202,690

		2,820,259

Telecommunications — 2.9%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)(b)	200	212,996
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	215	218,281
3.20%, 03/01/22 (Call 02/01/22)	165	168,147
3.80%, 03/01/24 (Call 01/01/24)	225	236,079
3.90%, 03/11/24 (Call 12/11/23)	150	157,876
4.05%, 12/15/23	100	106,104
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	100	101,436
Series S, 6.45%, 06/15/21	50	52,509
CommScope Inc.
5.50%, 06/15/24 (Call 08/12/19)(a)	100	92,638
6.00%, 03/01/26 (Call 03/01/22)(a)	50	50,595
Embarq Corp., 8.00%, 06/01/36	50	48,611
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	50	27,695
8.50%, 04/01/26 (Call 04/01/21)(a)	25	24,468
10.50%, 09/15/22 (Call 06/15/22)	25	15,648
11.00%, 09/15/25 (Call 06/15/25)	75	43,475
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	50	51,673
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	90,011
6.63%, 08/01/26(b)	50	53,862
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 09/03/19)(b)	125	115,259
8.00%, 02/15/24 (Call 09/02/19)(a)(b)	50	52,025
9.75%, 07/15/25 (Call 07/15/21)(a)	50	51,775
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	30	30,145
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/20)(b)	50	51,698
Motorola Solutions Inc.
3.50%, 03/01/23	150	152,643
4.60%, 02/23/28 (Call 11/23/27)	159	167,492
Qwest Corp., 6.88%, 09/15/33 (Call 09/03/19)	125	124,285

Security	Par (000)	Value

Telecommunications (continued)
Sprint Corp.
7.25%, 09/15/21	$75	$80,548
7.63%, 02/15/25 (Call 11/15/24)	100	110,803
7.63%, 03/01/26 (Call 11/01/25)(b)	50	55,933
7.88%, 09/15/23	125	139,041
Telecom Italia Capital SA, 7.20%, 07/18/36	100	111,616
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	150	154,497
6.50%, 01/15/26 (Call 01/15/21)	100	107,026
Verizon Communications Inc., 3.38%, 02/15/25	268	279,277
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	100	100,026
5.63%, 04/15/27 (Call 04/15/22)(a)	100	104,910

		3,741,103

Transportation — 0.0%
Ryder System Inc., 2.88%, 06/01/22 (Call 05/01/22)	40	40,347
XPO Logistics Inc., 6.50%, 06/15/22 (Call 09/03/19)(a)	11	11,194

		51,541

Water — 0.1%
Aqua America Inc., 3.57%, 05/01/29 (Call 02/01/29)	90	94,306

Total Corporate Bonds & Notes — 77.9% (Cost: $100,475,534)		102,294,618

U.S. Government Agency Obligations

Mortgage-Backed Securities — 44.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	85	85,940
3.00%, 07/01/46	50	51,266
3.00%, 08/01/46	374	379,871
3.00%, 10/01/46	72	73,083
3.00%, 12/01/46	122	123,651
3.00%, 01/01/47	189	192,462
3.00%, 06/01/47	295	300,008
3.00%, 10/01/47	124	126,068
3.00%, 05/01/49	349	352,042
3.00%, 06/01/49	76	77,043
3.50%, 07/01/33	63	64,820
3.50%, 06/01/34	171	177,366
3.50%, 07/01/43	25	25,792
3.50%, 09/01/44	24	24,906
3.50%, 01/01/46	23	24,162
3.50%, 03/01/46	26	26,705
3.50%, 09/01/46	21	21,341
3.50%, 12/01/46	200	206,326
3.50%, 08/01/47	21	21,456
3.50%, 05/01/49	56	58,021
3.50%, 06/01/49	86	89,616
4.00%, 04/01/46	211	223,386
4.00%, 07/01/46	69	72,416
4.00%, 10/01/47	25	25,820
4.00%, 06/01/48	68	72,311
4.00%, 01/01/49	1	962
4.00%, 06/01/49	229	237,464
4.50%, 07/01/48	25	26,876
5.00%, 07/01/48	30	32,239
5.00%, 04/01/49	25	26,301

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
2.50%, 10/01/32	$22	$22,085
2.50%, 08/01/34(e)	2,343	2,356,368
2.50%, 04/01/47	99	97,726
2.50%, 08/01/49(e)	25	24,699
3.00%, 02/01/31	651	665,417
3.00%, 02/01/32	134	137,026
3.00%, 02/01/33	105	106,911
3.00%, 08/01/34(e)	2,007	2,046,619
3.00%, 10/01/44	616	627,705
3.00%, 12/01/46	27	27,714
3.00%, 08/01/49(e)	4,701	4,741,124
3.50%, 03/01/33	108	112,552
3.50%, 04/01/33	168	173,881
3.50%, 05/01/33	69	71,986
3.50%, 08/01/34(e)	871	899,348
3.50%, 11/01/45	124	128,244
3.50%, 01/01/46	72	74,969
3.50%, 02/01/46	335	346,153
3.50%, 07/01/46	36	37,671
3.50%, 01/01/47	130	133,536
3.50%, 02/01/47	146	150,769
3.50%, 05/01/47	81	84,324
3.50%, 04/01/48	62	64,598
3.50%, 05/01/48	95	98,863
3.50%, 12/01/48	304	311,809
3.50%, 04/01/49	57	59,017
3.50%, 07/01/49	1,847	1,896,376
3.50%, 08/01/49(e)	5,509	5,642,852
3.50%, 11/01/51	1,698	1,769,260
4.00%, 06/01/33	127	133,053
4.00%, 07/01/33	58	60,860
4.00%, 08/01/34(e)	352	365,590
4.00%, 03/01/45	47	49,883
4.00%, 01/01/46	78	81,555
4.00%, 02/01/46	54	57,145
4.00%, 03/01/46	20	20,875
4.00%, 04/01/46	126	132,066
4.00%, 02/01/47	47	49,749
4.00%, 03/01/47	45	47,759
4.00%, 06/01/47	20	20,716
4.00%, 09/01/47	129	134,659
4.00%, 11/01/47	35	36,284
4.00%, 01/01/48	535	558,921
4.00%, 04/01/48	92	95,261
4.00%, 07/01/48	92	95,890
4.00%, 09/01/48	119	124,147
4.00%, 11/01/48	349	361,791
4.00%, 03/01/49	296	307,751
4.00%, 04/01/49	309	327,323
4.00%, 05/01/49	213	226,037
4.00%, 07/01/49	71	75,232
4.00%, 08/01/49(e)	5,236	5,419,939
4.00%, 01/01/57	118	123,878
4.00%, 02/01/57	117	123,052
4.50%, 08/01/34(e)	50	51,221
4.50%, 10/01/47	24	25,683
4.50%, 03/01/48	48	51,138
4.50%, 06/01/48	88	94,929
4.50%, 07/01/48	21	22,103

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/48	$159	$170,218
4.50%, 12/01/48	132	138,593
4.50%, 05/01/49	204	214,170
4.50%, 07/01/49	128	135,216
4.50%, 08/01/49(e)	2,851	2,989,986
5.00%, 08/01/48	674	730,304
5.00%, 09/01/48	51	54,661
5.00%, 04/01/49	140	150,139
5.00%, 08/01/49(e)	28	29,752
5.50%, 08/01/49(e)	925	991,528
6.00%, 02/01/49	131	150,370
Government National Mortgage Association
2.50%, 08/01/49(e)	150	149,965
3.00%, 01/15/44	40	40,692
3.00%, 05/20/45	437	447,758
3.00%, 04/20/46	267	273,447
3.00%, 09/20/46	241	246,256
3.00%, 12/15/46	90	92,214
3.00%, 02/15/47	391	399,542
3.00%, 08/01/49(e)	2,757	2,817,794
3.50%, 10/20/42	216	226,281
3.50%, 03/15/43	92	96,696
3.50%, 06/15/43	78	81,759
3.50%, 04/20/45	94	97,386
3.50%, 04/20/46	142	147,523
3.50%, 12/20/46	160	166,088
3.50%, 03/20/47	335	346,473
3.50%, 08/20/47	383	396,685
3.50%, 09/20/47	357	369,373
3.50%, 11/20/47	201	207,944
3.50%, 04/20/48	1,217	1,266,421
3.50%, 08/20/48	344	355,821
3.50%, 01/20/49	147	152,183
3.50%, 08/01/49(e)	2,300	2,378,254
4.00%, 09/20/45	45	47,482
4.00%, 09/20/46	15	15,780
4.00%, 07/20/47	154	160,824
4.00%, 11/20/47	176	183,815
4.00%, 05/15/48	101	105,614
4.00%, 08/20/48	435	451,845
4.00%, 07/20/49	279	290,674
4.00%, 08/01/49(e)	2,862	2,973,129
4.50%, 10/20/46	18	18,810
4.50%, 06/20/48	158	164,899
4.50%, 07/20/48	117	122,074
4.50%, 08/20/48	603	629,882
4.50%, 07/20/49	189	198,241
4.50%, 08/01/49(e)	852	890,184
5.00%, 11/20/48	156	163,973
5.00%, 05/20/49	26	27,152
5.00%, 08/01/49(e)	570	596,897

		58,956,579

Total U.S. Government Agency Obligations — 44.9% (Cost: $58,444,044)		58,956,579

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(f)(g)(h)	13,098	$13,104,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(f)(g)	100	100,000

		13,204,903

Total Short-Term Investments — 10.1% (Cost: $13,202,107)		13,204,903

Total Investments in Securities — 132.9% (Cost: $172,121,685)		174,456,100

Other Assets, Less Liabilities — (32.9)%		(43,194,868)

Net Assets — 100.0%		$131,261,232

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,642	2,456	13,098	$13,104,903	$118,771	(a)	$3,904	$926
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	1,728		—	—

				$13,204,903	$120,499		$3,904	$926

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Ultra Long U.S. Treasury Bond	14	09/19/19	$1,930	$40,350
2-Year U.S. Treasury Note	1	09/30/19	214	(251)
5-Year U.S. Treasury Note	7	09/30/19	823	(4,247)

				35,852

Short Contracts
10-Year U.S. Treasury Note	(14)	09/19/19	1,784	(113)
Long U.S. Treasury Bond	(8)	09/19/19	1,245	(20,065)
Ultra Long U.S. Bond	(42)	09/19/19	7,457	(174,474)

				(194,652)

				$(158,800)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$102,294,618	$—	$102,294,618
U.S. Government Agency Obligations	—	58,956,579	—	58,956,579
Money Market Funds	13,204,903	—	—	13,204,903

	$13,204,903	$161,251,197	$—	$174,456,100

Derivative financial instruments(a)
Assets
Futures Contracts	$40,350	$—	$—	$40,350
Liabilities
Futures Contracts	(199,150)	—	—	(199,150)

	$(158,800)	$—	$—	$(158,800)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind